Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

In the first week of July 2016, the Company paid $10.5 million to acquire a lot adjacent to the Company’s facilities to expand the Company’s manufacturing facilities. During the last week of July, the Company obtained a short term $10 million working capital facility to address seasonal income tax payments and growth related working capital needs. This facility has an original term of six months and carries a 6.5% fixed annual interest rate.

As the currency rates have stabilized over the last months, the Company’s fluctuations in its FX gains and losses account have significantly subsided. That being said, we are working on unwinding the existing $25 million time deposit to repay the equivalent Peso denominated debt which the Company had entered into as a way of balancing its monetary balance sheet accounts to minimize its FX volatility. As such, our restricted investments will decrease by $25 million and our short term debt in Pesos will decrease by the commensurate amount at the time of monetizing the funds.

On August 4, 2016, the Board of Directors declared a $0.50 annual dividend per share payable on a quarterly basis in cash or stock. The dividend payable date will be determined in the future.

Management concluded that no additional subsequent events required disclosure other than those disclosed in these financial statements.

Note 23. Subsequent Events

On January 6, 2016, the Company’s shares commenced trading on the Bolsa de Valores de Colombia (“BVC”), the principal stock exchange of Colombia, under the symbol TGLSC, The listing of the Company’s shares on the BVC is secondary to the primary listing on the NASDAQ Market. No new shares were issued in connection with the admission to trading on the BVC.

On January 7, 2016, the Company entered into a $109.5 million, seven-year senior secured credit facility. Proceeds from the new facility were used to refinance $83.5 million of existing debt, with the remaining $26.0 million available to the Company for capital expenditures and working capital needs. Approximately $51.6 million of the new facility were used to refinance short term debt as long term debt. The Company’s consolidated balance sheets as of December 31, 2015 reflects the effect of this refinance of the Company’s current portion of long term debt and other current borrowings into long term debt based on the Company’s intent as of that date.. The new facility features two tranches, including one tranche denominated in USD representing 71% of the facility and another tranche denominated in Colombian Pesos (COP) representing the remaining 29%. Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches.

On March 11, 2016, the Company filed a second amendment to its Registration Statement on Form S-4 with the Securities and Exchange Commission (“SEC”) in connection with a proposed exchange of its warrants for its ordinary shares. Under the original terms of the warrant exchange offer, each of Company’s warrant holders had the opportunity to receive one ordinary share of the Company in exchange for every 2.3 of the Company’s outstanding warrants tendered by the holder and exchanged pursuant to the offer. The amended filing changed the exchange ratio from 2.3 to 2.5 to reflect the Company’s most recent stock price movement. The Exchange Offer will commence as soon as practicable after the registration statement becomes effective and is expected to remain open for not less than 30 days.

During March, 2016, the Company entered into a credit facility, denominated in Colombian Pesos, for an equivalent amount of US$25 million, and immediately placed it in a short term cash deposit in U.S. dollars, with the objective of hedging its net assets foreign currency exposure risk, estimated in the same amount. This facility will be repaid with the cash from the deposit upon maturity. Additionally, the Company entered into a short term facility for approximately US$6 million to cover specific seasonal working capital needs which will be repaid out of our cash flow from operations.